Organization - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by operating activities	¥ 422,895,235	$ 60,745,100	¥ 184,786,337	¥ 589,303,416
Net cash used in investing activities	(1,198,405,622)	(172,140,198)	(1,638,647,370)	(162,905,838)
Net cash provided by financing activities	730,547,890	104,936,639	4,091,130,023	685,689,204
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	405,810,921	58,291,092	129,762,525	589,303,416
Net cash used in investing activities	(782,481,722)	(112,396,467)	(1,474,496,320)	(162,905,838)
Net cash provided by financing activities	¥ 1,004,220,135	$ 144,247,197	¥ 2,253,082,674	¥ 685,689,204